Acquisitions of and investment in businesses - Heckman Healthcare Services & Supplies, Inc. - Narratives (Details) - Heckman Healthcare Services & Supplies, Inc - USD ($)		12 Months Ended
	Nov. 01, 2021	Sep. 30, 2023	Sep. 30, 2022
Disclosure of detailed information about business combination [line items]
Purchase price	$ 2,435,000
Cash consideration	$ 2,103,000		$ 332,000
Discount rate	3.30%
Fair value of holdback consideration	$ 332,000
Professional fees in conjunction with the acquisition	$ 76,000
Acquisition-related costs
Disclosure of detailed information about business combination [line items]
Reduction amount of holdback part of purchase consideration treated as acquisition cost		$ 146,000